Transactions With Related Parties (Details) - USD ($)	5 Months Ended	12 Months Ended			13 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Related Party Transaction [Line Items]
Management fees		$ 17,613,000	$ 14,166,000	$ 14,600,000
General and administrative expenses		2,497,000	1,296,000	866,000
Balance due to related party current		438,000	736,000		$ 438,000
Balance due from related party current		2,804,000	0		2,804,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related party current		92,000	62,000		92,000
Navios Acquisition
Related Party Transaction [Line Items]
Balance due to related party current		346,000	674,000		346,000
Management Agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee					$ 9,500
Initial management agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Adjustment of daily rate expense	5.00%
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses		$ 1,014,000	$ 800,000	$ 526,000
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option		25.00%